DERIVATIVES, Disclosures and derivative instrument aggregated notional amounts by currency and designations (Details) - Forward Contracts Buy/(Sell)	Oct. 31, 2024 USD ($) contracts
Designated as Hedging Instrument | Cash Flow Hedges
Derivative [Line Items]
Number of Foreign Currency Derivatives Held | contracts	321
Designated as Hedging Instrument | Cash Flow Hedges | Sell
Derivative [Line Items]
Derivative, Notional Amount	$ 542,000,000
Designated as Hedging Instrument | Net Investment Hedging
Derivative [Line Items]
Number of Foreign Currency Derivatives Held	3
Designated as Hedging Instrument | Net Investment Hedging | Sell
Derivative [Line Items]
Derivative, Notional Amount	$ 33,000,000
Derivatives Not Designated as Hedging Instruments
Derivative [Line Items]
Number of Foreign Currency Derivatives Held | contracts	201
Derivatives Not Designated as Hedging Instruments | Sell
Derivative [Line Items]
Derivative, Notional Amount	$ 19,000,000